Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2020		Mar. 31, 2020	Jun. 30, 2019		Mar. 31, 2019	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Earnings Per Share [Abstract]
Net (loss) income	$ (21,274)		$ (1,966)	$ 4,328		$ 3,995	$ (23,240)		$ 8,323		$ (5,864)		$ 10,803		$ 8,311
Basic weighted average outstanding shares of common stock (in shares)	78,317,000	[1]		58,605,000	[1]		78,161,000	[1]	57,896,000	[1]	61,850,000	[2]	57,621,000	[2]	56,321,000	[2]
Dilutive effect of stock-based awards for common stock (in shares)	0			1,120,000			0		1,117,000		0		1,605,000		666,000
Dilutive effect of stockholder notes receivable for common stock (in shares)	0			917,000			0		948,000		0		407,000		53,000
Dilutive effect of warrants for common stock (in shares)	0			1,263,000			0		1,781,000		0		2,549,000		2,368,000
Diluted weighted average outstanding shares of common stock (in shares)	78,317,000	[1]		61,904,000	[1]		78,161,000	[1]	61,742,000	[1]	61,850,000	[2]	62,182,000	[2]	59,408,000	[2]
Earnings per share - basic (in usd per share)	$ (0.27)	[1]		$ 0.07	[1]		$ (0.30)	[1]	$ 0.14	[1]	$ (0.09)	[2]	$ 0.19	[2]	$ 0.15	[2]
Earnings per share - diluted (in usd per share)	$ (0.27)	[1]		$ 0.07	[1]		$ (0.30)	[1]	$ 0.13	[1]	$ (0.09)	[2]	$ 0.17	[2]	$ 0.14	[2]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	5,401,791						5,715,823				28,561,724		439,167		629,960

[1]	Per share and share amounts for 2019 have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.
[2]	Per share and share amounts have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 3.